DWS Treasury Portfolio Annual Fund Operating Expenses - DWS US Trsy Money Fund Cl S [Member] - DWS Treasury Portfolio - DWS U.S. Treasury Money Fund Class S	Jul. 28, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.31%